Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Area of lease space | ft²	7,580
Rent expense for operating leases	$ 214,595	$ 160,221
Reimbursement for tenant improvements	46,390
Deferred rent	49,209	$ 8,486
Non-cancelable future minimum lease payments	157,418
Future payments related to other operating commitments	$ 2,761,501